Retirement benefit obligations - Schedule of Benefit Plan Member Life Expectancy (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
On valuation date | Men
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	26 years 4 months 24 days	26 years 8 months 12 days
On valuation date | Women
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	28 years 6 months	28 years 8 months 12 days
15 Years after valuation date | Men
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	27 years 3 months 18 days	27 years 9 months 18 days
15 Years after valuation date | Women
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	29 years 4 months 24 days	29 years 9 months 18 days